Argent Mid Cap ETF
Schedule of Investments
August 31, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Application Software - 8.1%
2,995	Aspen Technology, Inc. (a)	$581,030
8,256	Descartes Systems Group, Inc. ADR (a)(b)	618,870
1,656	Fair Isaac Corp. (a)	1,498,000
		2,697,900
Asset Management & Custody Banks - 3.8%
17,717	Carlyle Group, Inc.	573,145
19,806	Victory Capital Holdings, Inc. - Class A	681,723
		1,254,868
Automotive Retail - 1.8%
2,650	Asbury Automotive Group, Inc. (a)	609,500
Building Products - 7.1%
5,454	Advanced Drainage Systems, Inc.	698,985
11,590	Builders FirstSource, Inc. (a)	1,681,014
		2,379,999
Cargo Ground Transportation - 2.1%
5,170	TFI International, Inc. ADR (b)	704,981
Consumer Finance - 2.1%
16,467	OneMain Holdings, Inc.	683,545
Diversified Support Services - 6.5%
1,881	Cintas Corp.	948,344
27,372	Copart, Inc. (a)	1,227,087
		2,175,431
Electrical Components & Equipment - 3.8%
4,503	AMETEK, Inc.	718,274
3,510	Atkore, Inc. (a)	540,435
		1,258,709
Electronic Equipment & Instruments - 2.2%
2,664	Zebra Technologies Corp. - Class A (a)	732,627
Health Care Facilities - 2.6%
3,180	HCA Healthcare, Inc.	881,814
Health Care Services - 1.3%
5,086	Addus HomeCare Corp. (a)	446,042
Home Furnishings - 2.2%
15,963	Tempur Sealy International, Inc.	745,791
Homebuilding - 6.2%
188	NVR, Inc. (a)	1,198,938
2,985	TopBuild Corp. (a)	865,889
		2,064,827
Investment Banking & Brokerage - 2.4%
7,669	Houlihan Lokey, Inc.	807,852
IT Consulting & Other Services - 2.0%
1,931	Gartner, Inc. (a)	675,232
Life Sciences Tools & Services - 6.4%
5,719	Agilent Technologies, Inc.	692,399
2,417	Charles River Laboratories International, Inc. (a)	499,884
3,540	Medpace Holdings, Inc. (a)	956,756
		2,149,039
Managed Health Care - 1.9%
2,090	Molina Healthcare, Inc. (a)	648,151
Oil & Gas Exploration & Production - 3.2%
16,644	Antero Resources Corp. (a)	460,539
23,047	Marathon Oil Corp.	607,288
		1,067,827
Oil & Gas Storage & Transportation - 1.7%
3,527	Cheniere Energy, Inc.	575,606
Other Specialty Retail - 1.6%
14,452	Bath & Body Works, Inc.	532,845
Property & Casualty Insurance - 2.5%
7,088	American Financial Group, Inc.	821,641
Real Estate Services - 3.8%
5,286	Colliers International Group, Inc. ADR (b)	610,322
4,299	FirstService Corp. ADR (b)	649,708
		1,260,030
Research & Consulting Services - 7.4%
7,033	Booz Allen Hamilton Holding Corp.	796,909
9,121	CBIZ, Inc. (a)	511,779
4,436	Exponent, Inc.	398,619
5,511	ICF International, Inc.	744,316
		2,451,623
Semiconductor Materials & Equipment - 2.0%
6,621	Entegris, Inc.	670,509
Semiconductors - 2.1%
12,030	Marvell Technology, Inc.	700,748
Specialized Consumer Services - 1.8%
9,271	Service Corp. International	585,093
Systems Software - 2.8%
15,553	Fortinet, Inc. (a)	936,446
Technology Distributors - 4.4%
6,989	CDW Corp.	1,475,727
Trading Companies & Distributors - 3.7%
4,099	Ferguson PLC ADR (b)	662,234
1,218	United Rentals, Inc.	580,426
		1,242,660
	TOTAL COMMON STOCKS (Cost $26,686,621)	33,237,063

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
150,416	First American Government Obligations Fund - Class X, 5.25% (c)	150,416
	TOTAL SHORT-TERM INVESTMENTS (Cost $150,416)	150,416

	TOTAL INVESTMENTS (Cost $26,837,037) - 100.0%	33,387,479
	Other Assets in Excess of Liabilities - 0.0% (d)	3,296
	TOTAL NET ASSETS - 100.0%	$33,390,775

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a) Non-income producing security.
(b) Foreign issued security.
(c) Rate shown is the 7-day effective yield.
(d) Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).
GICS is a service mark of MSCI and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Global Fund Services, LLC.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of August 31, 2023, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of August 31, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Argent Mid Cap ETF
Assets*
Common Stocks	$33,237,063	$-	$-	$33,237,063
Short Term Investments	150,416	-	-	150,416
Total Investments in Securities	$33,387,479	$-	$-	$33,387,479

*For further detail on each asset class, see the Schedule of Investments.

During the fiscal period ended August 31, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.